U.S. GLOBAL INVESTORS FUNDS

Gold and Precious Metals Fund

World Precious Minerals Fund

Global Resources Fund

Emerging Europe Fund

Institutional Class Shares

SUPPLEMENT DATED NOVEMBER 25, 2013

TO THE PROSPECTUS DATED AUGUST 12, 2013

Effective December 9, 2013, U.S. Bancorp Fund Services will become the transfer agent of the U.S. Global Investors Funds (the “Funds”).

The toll free number for the Funds will continue to be 1-800-873-3639 and the web address will continue to be www.usfunds.com.

Effective December 9, 2013, please use the following addresses for all correspondence concerning purchases, redemptions, and other account-related issues:

•                  Regular Mail

U.S. Bancorp Fund Services

c/o U.S. Global Investors Funds

P.O. Box 701

Milwaukee, WI 53201-0701

•                  Overnight Mail

U.S. Bancorp Fund Services

c/o U.S. Global Investors Funds

615 East Michigan Street

3rd Floor

Milwaukee, WI 53202